Segment information - Customer Contract Revenue (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenue percent	100.00%	100.00%	100.00%
Statoil
Revenue, Major Customer [Line Items]
Revenue percent	40.00%	44.00%	38.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Revenue percent	25.00%	25.00%	13.00%
Conoco Phillips
Revenue, Major Customer [Line Items]
Revenue percent	25.00%	18.00%	8.00%
Total
Revenue, Major Customer [Line Items]
Revenue percent	10.00%	13.00%	12.00%
Shell
Revenue, Major Customer [Line Items]
Revenue percent	0.00%	0.00%	12.00%
KMNG
Revenue, Major Customer [Line Items]
Revenue percent	0.00%	0.00%	11.00%
Other
Revenue, Major Customer [Line Items]
Revenue percent	0.00%	0.00%	6.00%